Employee Benefit Plans Net Periodic Pension Benefit Cost (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 818	$ 680
Interest cost	838	838
Expected return on plan assets	(965)	(876)
Amortization of prior service cost	10	6
Amortization of net actuarial loss	494	185
Net periodic pension benefit cost	$ 1,195	$ 833